Financial Risk Management - Schedule of Credit Quality of the Group’s Financial Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Gross carrying amount [Member]
Schedule of Credit Quality of the Group’s Financial Assets [Line Items]
Trade receivables	$ 1,810,275	$ 1,199,983
Other receivables (exclude prepayments and VAT refundable)	74,702	71,031
Amounts due from related parties, net	72,033	1,053,708
Loans to related parties, net		4,291,215
Loss allowance [Member]
Schedule of Credit Quality of the Group’s Financial Assets [Line Items]
Trade receivables	(37,773)	(10,079)
Other receivables (exclude prepayments and VAT refundable)
Amounts due from related parties, net
Loans to related parties, net
Financial assets	(37,773)	(10,079)
Net carrying amount [Member]
Schedule of Credit Quality of the Group’s Financial Assets [Line Items]
Trade receivables	1,772,502	1,189,904
Other receivables (exclude prepayments and VAT refundable)	74,702	71,031
Amounts due from related parties, net	$ 72,033	1,053,708
Loans to related parties, net		$ 4,291,215